Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company’s practice is to grant long-term equity awards on a predetermined schedule in connection with its annual compensation setting process. The Committee does not take material nonpublic information into account when determining the timing and terms of equity awards. The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for named executive officer grants in fiscal year 2024.
To the extent permitted by Delaware law, the Compensation Committee may delegate to one or more officers of the Company the power to designate the employees (other than executive officers) of the Company or any of its subsidiaries who will receive grants of equity incentive awards and the number of such awards.

Award Timing Method	The Committee does not take material nonpublic information into account when determining the timing and terms of equity awards. The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for named executive officer grants in fiscal year 2024.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Committee does not take material nonpublic information into account when determining the timing and terms of equity awards. The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for named executive officer grants in fiscal year 2024.
MNPI Disclosure Timed for Compensation Value	false